Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Recent Accounting Pronouncements

3. Recent Accounting Pronouncements:

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income”. The update amended the ASC to require entities to provide information about amounts reclassified out of other comprehensive income by component. The Company is required to present, either on the face of the financial statements or in the notes, the amounts reclassified from other comprehensive income to the respective line items in the Condensed Consolidated Statements of Comprehensive Income. This amendment is effective for interim and annual periods beginning after December 15, 2012. The adoption of this amendment did not have an impact on the Company’s disclosure or the Company’s consolidated results of operations and financial condition.

3.	Recent Accounting Pronouncements:

The Financial Accounting Standards Board, or the FASB, the SEC, and other accounting organizations or governmental entities from time to time issue new pronouncements or new interpretations of existing accounting standards that require changes to our accounting policies and procedures. To date, the Company Management does not believe any new pronouncements or interpretations have had a material impact on our consolidated results of operations or financial condition, but future pronouncements or interpretations could require the change of policies or procedures.